Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Expenses Incurred with Related Parties and the Relationship

The following table shows the Company’s expenses incurred with related parties and the relationship:

		Three Months Ended June 30,		Six Months Ended June 30,
	Relationship	2025	2024	2025	2024
Luxury Automotive Transport, Inc.	Company owned by stockholder’s relative	$6,540	$32,702	$15,025	$57,292
British Food Stop	Company owned by stockholders’ relative	-	15,684	7,939	26,157
Total expenses, net		$6,540	$48,386	$22,964	$83,449

The following table shows the Company’s expenses incurred with related parties and the relationship:

		Year Ended December 31,
	Relationship	2024	2023
Luxury Automotive Transport, Inc.	Company owned by stockholder’s relative	$103,308	$196,425
British Food Stop	Company owned by stockholders’ relative	50,096	16,336
Total expenses, net		$153,404	$212,761